Share-Based Compensation - Summary of Capped Value Appreciation Rights (Detail) - CVARs [Member] - 2015 EIP [Member]	12 Months Ended
Mar. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested balance, beginning | shares	11,088,658
Granted | shares	0
Forfeited | shares	0
Non-vested balance, ending | shares	11,088,658
Non-vested units, Beginning balance | $ / shares	$ 2.07
Weighted average grant date fair value, Granted | $ / shares	0
Weighted average grant date fair value, forfeited | $ / shares	0
Non-vested units , Ending balance | $ / shares	$ 2.07